Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 483	$ 25
Accounts receivable (Note 8)	628	636
Due from related parties (Note 26)	255	253
Other current assets (Note 9)	125	105
Total current assets	1,491	1,019
Property, plant and equipment (Note 10)	20,687	19,947
Other long-term assets:
Regulatory assets (Note 12)	1,721	3,049
Deferred income tax assets (Note 7)	1,018	987
Intangible assets (Note 11)	410	369
Goodwill	325	325
Other assets	5	5
Total other long-term assets	3,479	4,735
Total assets	25,657	25,701
Current liabilities:
Short-term notes payable (Note 15)	1,252	926
Long-term debt payable within one year (Notes 15, 16)	731	752
Accounts payable and other current liabilities (Note 13)	956	905
Due to related parties (Note 26)	89	157
Total current liabilities	3,028	2,740
Long-term liabilities:
Long-term debt (includes $845 measured at fair value; 2017 – $541) (Notes 15, 16)	9,978	9,315
Convertible debentures (Notes 16, 17)	489	487
Regulatory liabilities (Note 12)	326	128
Deferred income tax liabilities (Note 7)	58	71
Other long-term liabilities (Note 14)	2,135	2,707
Total Long-term liabilities	12,986	12,708
Total liabilities	16,014	15,448
Contingencies and Commitments (Notes 28, 29)
Subsequent Events (Note 31)
Noncontrolling interest subject to redemption (Note 25)	21	22
Equity
Common shares (Note 21)	5,643	5,631
Preferred shares (Note 22)	418	418
Additional paid-in capital (Note 25)	56	49
Retained earnings	3,459	4,090
Accumulated other comprehensive loss	(3)	(7)
Hydro One shareholder’s equity	9,573	10,181
Noncontrolling interest (Note 25)	49	50
Total equity	9,622	10,231
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	$ 25,657	$ 25,701